Credit Quality Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	$ 689,806	$ 621,883
Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	148,385	127,359
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	511,699	458,924
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	9,443	14,028
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	20,279	21,572
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	435,899	418,100
Total real estate loans [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Total real estate loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	410,687	388,470
Total real estate loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	6,044	10,051
Total real estate loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	19,168	19,579
Total real estate loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Total real estate loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	230,664	247,426
Real estate: Residential - 1 to 4 family [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Real estate: Residential - 1 to 4 family [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	222,262	240,904
Real estate: Residential - 1 to 4 family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	723	769
Real estate: Residential - 1 to 4 family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	7,679	5,753
Real estate: Residential - 1 to 4 family [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Real estate: Residential - 1 to 4 family [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	201,951	158,384
Real estate: Multi-family and commercial [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Real estate: Multi-family and commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	185,141	135,859
Real estate: Multi-family and commercial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	5,321	8,699
Real estate: Multi-family and commercial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	11,489	13,826
Real estate: Multi-family and commercial [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Real estate: Multi-family and commercial [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3,284	12,290
Real estate: Construction [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Real estate: Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3,284	11,707
Real estate: Construction [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	583
Real estate: Construction [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Real estate: Construction [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Real estate: Construction [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	213,527	167,801
Total commercial business loans [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	148,385	127,359
Total commercial business loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	61,047	34,788
Total commercial business loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3,399	3,977
Total commercial business loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	696	1,677
Total commercial business loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Total commercial business loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	148,385	127,359
Commercial business: SBA and USDA guaranteed [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	148,385	127,359
Commercial business: SBA and USDA guaranteed [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Commercial business: SBA and USDA guaranteed [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Commercial business: SBA and USDA guaranteed [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Commercial business: SBA and USDA guaranteed [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Commercial business: SBA and USDA guaranteed [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	65,142	40,442
Commercial business: Other [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Commercial business: Other [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	61,047	34,788
Commercial business: Other [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3,399	3,977
Commercial business: Other [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	696	1,677
Commercial business: Other [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Commercial business: Other [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	40,380	35,982
Total consumer loans [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Total consumer loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	39,965	35,666
Total consumer loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Total consumer loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	415	316
Total consumer loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Total consumer loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	28,375	27,425
Consumer: Home equity [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer: Home equity [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	27,960	27,109
Consumer: Home equity [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer: Home equity [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	415	316
Consumer: Home equity [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer: Home equity [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	9,652	5,733
Consumer: Indirect automobile [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer: Indirect automobile [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	9,652	5,733
Consumer: Indirect automobile [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer: Indirect automobile [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer: Indirect automobile [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer: Indirect automobile [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	2,353	2,824
Consumer: Other [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer: Other [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	2,353	2,824
Consumer: Other [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer: Other [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer: Other [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer: Other [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	$ 0	$ 0